DERIVATIVES	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVES	Derivatives
First Financial uses certain derivative instruments, including rate caps, floors, swaps and foreign exchange contracts, to meet the operating needs of its clients while managing the interest and currency rate risk associated with certain transactions.  First Financial may also utilize interest rate swaps to manage the interest rate risk profile of the Company. Interest rate payments are exchanged with counterparties, based on the notional amount as established in the interest rate agreement. As only interest rate payments are exchanged, the cash requirements and credit risk associated with interest rate swaps are significantly less than the notional amount and the Company’s credit risk exposure is limited to the market value of the instruments. First Financial does not use derivatives for speculative purposes.

First Financial manages this market value credit risk through counterparty credit policies including a review of total derivative notional position to total assets, total credit exposure to total capital and counterparty credit exposure risk.
For discussion of First Financial's accounting for derivative instruments, see Note 1 – Summary of Significant Accounting Policies.

Client derivatives. First Financial utilizes interest rate swaps as a means to offer commercial borrowers fixed rate funding while providing the Company with floating rate assets.

At December 31, 2020, for interest rate derivatives, the Company had a total counterparty notional amount outstanding of $2.3 billion, spread among twenty counterparties, with an outstanding liability from these contracts of $182.3 million. At December 31, 2019, the Company had interest rate derivatives with a total counterparty notional amount outstanding of $1.9 billion, spread among eighteen counterparties, with an outstanding liability from these contracts of $67.5 million.

First Financial monitors its derivative credit exposure to borrowers by monitoring the creditworthiness of the related loan customers through the Company's normal credit review processes. Additionally, the Company's ACL Committee monitors derivative credit risk exposure associated with problem loans through the Company's ACL committee. First Financial considers the market value of a derivative instrument to be part of the carrying value of the related loan for these purposes as the borrower is contractually obligated to pay First Financial this amount in the event the derivative contract is terminated.

In connection with its use of derivative instruments, First Financial and its counterparties may be required to post cash collateral to offset the market position of the derivative instruments. First Financial maintains the right to offset these derivative positions with the collateral posted against them by or with the relevant counterparties.

Foreign Exchange Contracts. First Financial may enter into foreign exchange derivative contracts for the benefit of commercial customers to hedge their exposure to foreign currency fluctuations. Similar to the hedging of interest rate risk from interest rate derivative contracts, First Financial also enters into foreign exchange contracts with major financial institutions to economically hedge a substantial portion of the exposure from client driven foreign exchange activity. These derivatives are classified as free-standing instruments with the revaluation gain or loss recorded in Foreign exchange income in the Consolidated Statements of Income. The Company has risk limits and internal controls in place to help ensure excessive risk is not being taken in providing this service to customers. These controls include an independent determination of currency volatility and credit equivalent exposure on these contracts, counterparty credit approvals and country limits performed by independent risk management. At December 31, 2020, the Company had total counterparty notional amount outstanding of $3.6 billion spread among six counterparties, with an estimated fair value of $33.1 million at December 31, 2020 related to foreign exchange contracts, which is included in Accrued interest and other liabilities in the Consolidated Balance Sheets. At December 31, 2019, the Company had total counterparty notional amounts outstanding of $1.9 billion spread among six counterparties, with an estimated fair value of $18.3 million.

In connection with its use of foreign exchange contracts, First Financial and its counterparties may be required to post cash collateral to offset the market position of the derivative instruments. First Financial maintains the right to offset these derivative positions with the collateral posted against them by or with the relevant counterparties.

The following table details the location and amounts of client derivatives and foreign exchange contracts recognized in the Consolidated Balance Sheets:

		December 31, 2020			December 31, 2019
			Estimated fair value			Estimated fair value
(Dollars in thousands)	Balance Sheet Classification	Notional amount	Gain	Loss	Notional amount	Gain	Loss
Client derivatives-instruments associated with loans
Matched interest rate swaps with borrower	Accrued interest and other assets and other liabilities	$2,300,336	$184,777	$(107)	$1,923,375	$70,799	$(2,636)
Matched interest rate swaps with counterparty	Accrued interest and other liabilities	2,300,336	107	(184,884)	1,923,375	2,636	(70,808)
Foreign exchange contracts
Matched foreign exchange contracts with customers	Accrued interest and other assets	3,637,509	60,366	(27,249)	1,869,934	28,739	(10,433)
Match foreign exchange contracts with counterparty	Accrued interest and other liabilities	3,637,509	27,249	(60,366)	1,869,934	10,433	(28,739)
Total		$11,875,690	$272,499	$(272,606)	$7,586,618	$112,607	$(112,616)
The following table discloses the gross and net amounts of client derivatives and foreign exchange contracts recognized in the Consolidated Balance Sheets:

	December 31, 2020			December 31, 2019
(Dollars in thousands)	Gross amounts of recognized liabilities	Gross amounts offset in the Consolidated Balance Sheets	Net amounts of (assets)/liabilities presented in the Consolidated Balance Sheets	Gross amounts of recognized liabilities	Gross amounts offset in the Consolidated Balance Sheets	Net amounts of (assets)/liabilities presented in the Consolidated Balance Sheets
Client derivatives
Matched interest rate swaps	$184,991	$(385,088)	$(200,097)	$73,444	$(147,193)	$(73,749)
Foreign exchange contracts with counterparty	87,615	(17,392)	70,223	39,172	(41,202)	(2,030)
Total	$272,606	$(402,480)	$(129,874)	$112,616	$(188,395)	$(75,779)

The following table details the derivative financial instruments, the average remaining maturities and the weighted-average interest rates being paid and received by First Financial at December 31, 2020:

(Dollars in thousands)	Notional amount	Average maturity (years)	Fair value
Client derivatives-interest rate contracts
Receive fixed, matched interest rate swaps with borrower	$2,300,336	4.9	$184,670
Pay fixed, matched interest rate swaps with counterparty	2,300,336	4.9	(184,777)
Client derivatives-foreign exchange contracts
Foreign exchange contracts - pay USD	3,637,509	0.6	33,117
Foreign exchange contracts - receive USD	3,637,509	0.6	(33,117)
Total client derivatives	$11,875,690	2.3	$(107)

Credit derivatives. In conjunction with participating interests in commercial loans, First Financial periodically enters into risk participation agreements with counterparties whereby First Financial assumes a portion of the credit exposure associated with an interest rate swap on the participated loan in exchange for a fee. Under these agreements, First Financial will make payments to the counterparty if the loan customer defaults on its obligation to perform under the interest rate swap contract with the counterparty. The total notional value of these agreements totaled $242.4 million as of December 31, 2020 and $216.2 million as of December 31, 2019. The fair value of these agreements were recorded in Accrued interest and other liabilities on the Consolidated Balance Sheets was $0.3 million at December 31, 2020 and $0.2 million at December 31, 2019.

Mortgage Derivatives. First Financial enters into IRLCs and forward commitments for the future delivery of mortgage loans to third party investors, which are considered derivatives. When borrowers secure an IRLC with First Financial and the loans are intended to be sold, First Financial will enter into forward commitments for the future delivery of the loans to third party investors in order to hedge against the effect of changes in interest rates impacting IRLCs and and loans held for sale. At December 31, 2020, the notional amount of the IRLCs was $114.2 million and the notional amount of forward commitments was $112.6 million. As of December 31, 2019, the notional amount of IRLCs was $33.4 million and the notional amount of forward commitments was $37.8 million. The fair value of these agreements was $2.7 million at December 31, 2020 and was $0.9 million at December 31, 2019 and was recorded in Accrued interest and other assets on the Consolidated Balance Sheets.